Employee benefit plans - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 4,500,000,000		$ 4,800,000,000
Shares of stock owned by Employee Stock Ownership Plan	6.6		6.9
Fair value of shares total ESOP assets	236,000,000		181,000,000
Recognized cost of defined contribution plans, excluding the ESOP	192,000,000		180,000,000		182,000,000
Domestic | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit (percent)	30.00%
Percentage of plan asset, cash equivalents, upper limit (percent)	70.00%
Domestic | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit (percent)	20.00%
Percentage of plan asset, cash equivalents, upper limit (percent)	50.00%
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit (percent)	0.00%
Percentage of plan asset, cash equivalents, upper limit (percent)	5.00%
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	224,000,000	[1]	226,000,000	[1]	288,000,000	[1]
Assumed healthcare cost trend rate used in determining benefit expense for 2013 (percent)	7.00%
Assumed healthcare cost trend rate used in determining benefit expense for 2022 (percent)	4.75%
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	16,000,000
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase (percent)	7.00%
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	1,000,000
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase (percent)	6.00%
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	14,000,000
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease (percent)	6.00%
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	1,000,000
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease (percent)	5.00%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year (less than one million for foreign plans)	17,000,000
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	7,000,000	[1]	6,000,000	[1]	4,000,000	[1]
Foreign Healthcare Benefits | Maximum
Defined Benefit Plan Disclosure [Line Items]
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	1,000,000
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	1,000,000
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	1,000,000
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	1,000,000
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year (less than one million for foreign plans)	1,000,000
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	3,712,000,000	[1]	4,093,000,000	[1]	3,639,000,000	[1]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year (less than one million for foreign plans)	17,000,000
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	1,021,000,000	[1]	880,000,000	[1]	684,000,000	[1]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year (less than one million for foreign plans)	$ 56,000,000

[1]	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.